UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 460

Falls Church, VA 22042

 (Name and address of agent for service)

With copies to:

Zuhair Nubani

Nubani & Associates

2 North LaSalle

Suite 1802

Chicago, IL 60602

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

AZZAD ETHICAL INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2006

Shares	Security Description	Value
Common Stocks - 98.26%

Air Courier Services - 2.32%
626	Federal Express Corp.	$ 68,034

Aircraft Engines & Engine Parts - 3.18%
1,472	United Technologies, Corp.	93,251

Biological Products - 4.02%
1,715	Gilead Sciences, Inc.*	117,941

Computer & Office Equipment - 4.46%
3,568	Hewlett-Packard Co.	130,910

Computer Storage Devices - 1.34%
734	Sandisk Corp.*	39,298

Converted Paper & Paperboard Products - 2.27%
895	3M Co.	66,605

Crude Petroleum & Natural Gas - 5.23%
795	EOG Resources Inc.	51,715
970	Occidental Petroleum Corp.	46,667
1,307	XTO Energy, Inc.	55,064
		153,446

Electronic Computers - 1.97%
749	Apple Computer, Inc. *	57,658

Electromedical & Electrotherapeutic Apparatus - 1.10%
694	Medtronic, Inc.	32,229

Electronic & Other Electrical Equipment - 2.60%
909	Emerson Electric Co.	76,229

General Industrial Machinery & Equipment - 0.91%
703	Ingersoll Rand Co.	26,700

Fats & Oils - 4.10%
3,171	Archer Daniels-Midland Co.	120,117

Mining & Quarrying of Nonmetallic Minerals - 1.16%
435	Vulcan Materials Co.	34,039

Oil & Gas Field Services, NEC - 1.48%
1,521	Halliburton Co.	43,272

Instruments For Measuring & Testing of Electricity & Electronic Signals - 1.48%
1,324	Agilent Technologies, Inc.*	43,282

Petroleum Refining - 13.09%
2,101	ChevronTexaco Corp.	136,271
479	Conocophillips	28,515
2,111	Exxon Mobil Corp.	141,648
583	Sunoco, Inc.	36,257
803	Valero Energy Corp.	41,330
		384,021

Pharmaceutical Preparations - 15.40%
1,036	Barr Laboratories, Inc.*	53,810
1,800	Johnson & Johnson	116,892
1,815	King Pharmaceuticals, Inc.*	30,909
2,533	Merck & Co. Inc.	106,133
5,069	Pfizer, Inc.	143,757
		451,501
Public Building & Related Furniture - 2.15%
877	Johnson Controls, Inc.	62,916

Radio & Television Broadcasting & Communicatons Equipment - 1.34%
1,576	Motorola, Inc.	39,400

Retail-Drug Stores and Proprietary Stores - 2.80%
1,090	Express Scripts, Inc.*	82,241

Retail Family Clothing Stores - 1.66%
1,148	Nordstrom, Inc.	48,560

Retail Lumber & Other Building Materials Dealers - 5.79%
1,749	Lowe's Companies, Inc.	49,077
3,329	Home Depot, Inc.	120,743
		169,820
Retail-Miscellaneous Shopping Goods Stores - 1.77%
1,309	Office Depot, Inc.*	51,967

Retail - Womens Clothing - 1.47%
1,624	Limited, Inc.	43,020

Railroads, Line-Haul Operating - 2.32%
927	Burlington Northern Santa Fe Corp.	68,079

Semiconductors & Related Devices - 3.67%
1,908	Nvidia Corp.*	56,458
1,539	Texas Instruments, Inc.	51,172
		107,630

Services-Help Supply Services - 1.29%
1,117	Robert Half International, Inc.	37,944

Services- Prepackaged Software - 2.74%
4,534	Oracle Corp.*	80,433

Steel Works, Blast Furnaces & Rolling Mills - 1.44%
853	Nucor, Corp.	42,215

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 2.65%
1,256	Procter & Gamble Co.	77,847

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 1.06%
685	Amerisourcebergen Corp.	30,962

TOTAL COMMON STOCKS (Cost $2,766,195)		2,881,567

OTHER ASSETS LESS LIABILITIES - 1.74%		51,055

NET ASSETS - 100.00%		$ 2,932,622

* Non income producing securities during the period.

NOTES TO FINANCIAL STATEMENTS
The Azzad Ethical Income Fund
1. SECURITY TRANSACTIONS
At September 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $2,766,195 amounted to $115,372 which consisted of aggregate gross unrealized appreciation of $229,512 and aggregate gross unrealized depreciation of $114,140.

AZZAD ETHICAL MID CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2006

Shares	Security Description	Value
Common Stocks - 99.13%
Agricultural Chemicals - 3.45%
3,200	Scotts Miracle-Gro Co.	$ 142,368

Ball & Roller Bearings - 2.53%
3,509	Timken Co.	104,498

Bituminous Coal & Lignite Surface Mining - 3.36%
3,766	Peabody Energy Corp.	138,513

Computer Terminals - 1.64%
4,653	Palm, Inc.*	67,748

Computer Storage Devices - 3.12%
7,107	Western Digital Corp. *	128,637

Crude Petroleum & Natural Gas - 8.12%
2,190	Noble Energy, Inc.	99,842
1,391	POGO Producing Co.	56,961
2,176	Questar Corp.	177,932
		334,735
Drilling Oil & Gas Wells - 5.19%
2,830	Ensco International, Inc.	124,039
3,791	Patterson UTI Energy, Inc.	90,074
		214,113

Electrical Lighting & Wiring Equipment - 1.70%
1,465	Thomas & Betts Corp. *	69,895

Fabricated Structural Metal Products - 2.80%
1,488	Harsco, Inc.	115,543

Heavy Construction Other Than Bldg Const - 3.35%
1,846	Jacobs Engineering Group, Inc. *	137,952

Iron & Steel Foundries - 4.01%
2,617	Precision Castparts Corp.	165,290

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 2.82%
1,795	Polo Ralph Lauren Corp.	116,119

Metalworking Machinery & Equipment - 2.80%
2,121	Lincoln Electric Holdings, Inc.	115,488

Mining & Quarrying of Nonmetallic Minerals - 2.37%
1,154	Martin Marietta Materials, Inc.	97,651

Mining Machinery & Equipment - 1.66%
1,825	Joy Global, Inc.	68,565

Miscellaneous Fabricated Metal Products - 2.67%
2,631	Crane Co.	109,976

Motor Vehicle Parts & Accessories - 1.66%
1,200	Borgwarner, Inc.	68,604

Motor Homes - 2.74%
2,744	Thor Industries, Inc.	112,970

Mining & Quarrying of Nonmetallic Minerals - 3.10%
5,715	MDU Resources Group, Inc.	127,673

Oil & Gas Field Machinery & Equipment - 2.15%
2,336	Grant Prideco, Inc. *	88,838

Radio & Tv Broadcasting & Communications Equipment - 1.79%
2,250	Commscope, Inc.*	73,935

Retail-Family Clothing Stores - 5.89%
812	Abercrombie & Fitch Co.	56,418
2,802	American Eagle Outfitters, Inc.	122,812
2,185	Claire's Stores, Inc.	63,715
		242,945

Retail-Computer & Computer Software Stores - 2.18%
1,942	GameStop Corp. *	89,876

Retail-Drug Stores and Proprietary Stores - 1.78%
1,701	Omnicare, Inc.	73,296

Retail-Women's Clothing Stores - 2.58%
2,542	Ann Taylor Stores Corp.*	106,408

Search, Detection, Navigation, Guidance, Aeronautical Systems - 3.28%
3,044	Harris Corp.	135,428

Services-Educational Services - 2.00%
3,663	Career Education Corp. *	82,381

Semiconductors & Related Devices - 3.94%
2,837	Intersil Corp.	69,648
2,538	MEMC Electronic Materials, Inc. *	92,967
		162,615

Services-Help Supply Services - 2.06%
5,612	MPS Group, Inc. *	84,797

Services-Commercial Physical & Biological Research - 2.88%
3,325	Pharmaceutical Product Development, Inc.	118,669

Special Industry Machinery, NEC - 2.63%
2,392	LAM Research Corp. *	108,429

Telephone & Telegraph Apparatus - 1.10%
1,900	Adtran, Inc.	45,296

Trucking - 2.61%
5,186	Hunt J.B. Transport Services, Inc.	107,714

Wholesale Industrial Machinery & Equipment - 3.17%
3,614	Airgas, Inc.	130,718

TOTAL COMMON STOCKS (Cost $4,133,417)		4,087,683

OTHER ASSETS LESS LIABILITIES - 0.87%		35,789

NET ASSETS - 100.00%		$ 4,123,472

* Non income producing securities during the period.

NOTES TO FINANCIAL STATEMENTS
The Azzad Ethical Mid Cap Fund
1. SECURITY TRANSACTIONS
At September 30, 2006, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $4,133,417 amounted to $45,734 which consisted of aggregate gross unrealized appreciation of $242,491and aggregate gross unrealized depreciation of $288,225.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date November 28, 2006